Other Borrowed Funds	12 Months Ended
Dec. 31, 2010
Other Borrowed Funds [Abstract]
Other Borrowed Funds
Note 20 – Other borrowed funds
The following table details the components of other borrowed funds.

December 31, (in millions)	2010	2009

Advances from Federal Home Loan Banks(a)	$25,234	$27,847
Other	32,075	27,893

Total(b)(c)	$57,309	$55,740

(a)	Advances from the FHLBs of $11.4 billion, $1.5 billion, $7.3 billion, $1.0 billion and $3.0 billion matures in each of the 12-month periods ending December 31, 2011, 2012, 2013, 2014, and 2015, respectively, and $928 million matures after December 31, 2015.

(b)	Includes other borrowed funds of $9.9 billion and $5.6 billion accounted for at fair value at December 31, 2010 and 2009, respectively. See Note 3 on pages 170–187 of this Annual Report for further information.

(c)	Includes other borrowed funds of $37.8 billion and $30.4 billion secured by assets totaling $95.3 billion and $144.1 billion at December 31, 2010 and 2009, respectively.
As of December 31, 2010 and 2009, JPMorgan Chase had no significant lines of credit for general corporate purposes.